Related Party Transactions - Transactions with CMCC Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Interest expenses	¥ 187	¥ 142	¥ 21
Short-term bank deposits received	21,637	10,873	8,611
Short-term bank deposits repaid	10,873	8,611	5,552
China Mobile Communications Corporation [member]
Disclosure of transactions between related parties [line items]
Consideration of assets transferred	873
China Mobile Communications Corporation [member] | Telecommunications [member]
Disclosure of transactions between related parties [line items]
Services revenue	495	71	47
Services charges	103
China Mobile Communications Corporation [member] | Property leasing and management [member]
Disclosure of transactions between related parties [line items]
Services revenue	197	226	188
Services charges	1,129	1,009	999
China Mobile Communications Corporation [member] | Network assets [member]
Disclosure of transactions between related parties [line items]
Charges for use of network assets	1,448	2,308	2,494
China Mobile Communications Corporation [member] | Network capacity [member]
Disclosure of transactions between related parties [line items]
Charges for use of network capacity	¥ 30	¥ 402	¥ 1,047